REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	$ 0.4	$ 0.4	$ 0.4
Audit of the Company's subsidiaries pursuant to legislation	0.2	0.2	0.2
Total audit fees	0.6	0.6	0.6
Non-audit fees
Audit-related services	0.1	0.2	0.4
Tax services	0.0	0.0	0.0
Total non-audit fees	0.1	0.2	0.4
Total	$ 0.7	$ 0.8	$ 1.0